PROSPECTUS SUPPLEMENT DATED NOVEMBER 4, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, R AND Y CLASS SHARES OF THE FUND LISTED BELOW:

AIM BALANCED-RISK ALLOCATION FUND

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 2 and 3 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from your investment)                   CLASS A   CLASS B   CLASS C   CLASS R   CLASS Y
-----------------------------------------                   -------   -------   -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                             5.50%      None      None      None      None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption
   proceeds, whichever is less)                             None(1)    5.00%     1.00%    None(1)     None

ANNUAL FUND OPERATING EXPENSES(2)

(expenses that are deducted from fund assets)                  CLASS A(3)   CLASS B(3)   CLASS C(3)   CLASS R(3)   CLASS Y(3)
---------------------------------------------                  ----------   ----------   ----------   ----------   ----------
Management Fee of the Fund and Subsidiary                         0.95%        0.95%        0.95%        0.95%        0.95%
Distribution and/or Service (12b-1) Fees                          0.25         1.00         1.00         0.50         None
Other Expenses
   Other Expenses of the Fund                                     0.36         0.36         0.36         0.36         0.36
   Other Expenses of the Subsidiary(4)                            0.01         0.01         0.01         0.01         0.01
Total Other Expenses                                              0.37         0.37         0.37         0.37         0.37
Acquired Fund Fees and Expenses of the Fund and Subsidary(5)      0.12         0.12         0.12         0.12         0.12
                                                                  ----         ----         ----         ----         ----
Total Annual Fund Operating Expenses                              1.69         2.44         2.44         1.94         1.44
Fee Waiver(6)                                                     0.53         0.53         0.53         0.53         0.53
                                                                  ----         ----         ----         ----         ----
Net Annual Fund Operating Expenses                                1.16         1.91         1.91         1.41         0.91
                                                                  ----         ----         ----         ----         ----

(1) A contingent deferred sales charge may apply in some cases. See "General Information--Contingent Deferred Sales Charges (CDSCs)."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3)  Expenses are based on estimated amounts for the current fiscal year.

(4) Other Expenses of the Subsidiary generally include registration fees, legal costs, custodian fees and share expenses.

(5) Acquired Fund Fees and Expenses are not operating expenses of the fund or the Subsidiary directly, but are fees and expenses, including management fees, of the investment companies in which the fund or the Subsidiary invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limits below.

(6) The fund's advisor has contractually agreed, through at least November 4, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 1.04%, 1.79%, 1.79%, 1.29% and 0.79%, respectively, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; (vi) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund.

     If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The expense example assumes you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year;

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

     (v)  incur applicable initial sales charges (see "General
          Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

     Although your actual return and costs may be higher or lower, based on these assumptions, your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class A    $662     $1,004
Class B     694      1,010
Class C     294        710
Class R     144        558
Class Y      93        403

You would pay the following expenses if you did not redeem your shares:

          1 YEAR   3 YEARS
          ------   -------
Class A    $662     $1,004
Class B     194        710
Class C     194        710
Class R     144        558
Class Y      93        403"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 3 and 4 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in the fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year;

     - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

     - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

     -    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown.

This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A (INCLUDES
MAXIMUM SALES CHARGE)        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
---------------------      ---------   ----------  ----------  ----------  ----------
Annual Expense Ratio(1)         1.16%        1.69%       1.69%       1.69%       1.69%
Cumulative Return Before
   Expenses                     5.00%       10.25%      15.76%      21.55%      27.63%
Cumulative Return After
   Expenses                    (1.87%)       1.38%       4.73%       8.20%      11.78%
End of Year Balance        $9,812.88   $10,137.69  $10,473.24  $10,819.91  $11,178.05
Estimated Annual Expenses  $  661.72   $   168.58  $   174.16  $   179.93  $   185.88

CLASS A (INCLUDES
MAXIMUM SALES CHARGE)        YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------------------      ----------  ----------  ----------  ----------  ----------
Annual Expense Ratio(1)          1.69%       1.69%       1.69%       1.69%       1.69%
Cumulative Return Before
   Expenses                     34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After
   Expenses                     15.48%      19.30%      23.25%      27.33%      31.55%
End of Year Balance        $11,548.04  $11,930.28  $12,325.17  $12,733.14  $13,154.60
Estimated Annual Expenses  $   192.04  $   198.39  $   204.96  $   211.74  $   218.75

CLASS A (WITHOUT MAXIMUM
SALES CHARGE)                YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------   ----------  ----------  ----------  ----------  ----------
Annual Expense Ratio(1)          1.16%       1.69%       1.69%       1.69%       1.69%
Cumulative Return Before
   Expenses                      5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After
   Expenses                      3.84%       7.28%      10.83%      14.50%      18.29%
End of Year Balance        $10,384.00  $10,727.71  $11,082.80  $11,449.64  $11,828.62
Estimated Annual Expenses  $   118.23  $   178.39  $   184.30  $   190.40  $   196.70

CLASS A (WITHOUT MAXIMUM
SALES CHARGE)                YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------   ----------  ----------  ----------  ----------  ----------
Annual Expense Ratio(1)          1.69%       1.69%       1.69%       1.69%       1.69%
Cumulative Return Before
   Expenses                     34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After
   Expenses                     22.20%      26.25%      30.43%      34.74%      39.20%
End of Year Balance        $12,220.15  $12,624.64  $13,042.51  $13,474.22  $13,920.21
Estimated Annual Expenses  $   203.21  $   209.94  $   216.89  $   224.07  $   231.48

CLASS B(2)                   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
----------                 ----------  ----------  ----------  ----------  ----------
Annual Expense Ratio(1)          1.91%       2.44%       2.44%       2.44%       2.44%
Cumulative Return Before
   Expenses                      5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After
   Expenses                      3.09%       5.73%       8.44%      11.21%      14.06%
End of Year Balance        $10,309.00  $10,572.91  $10,843.58  $11,121.17  $11,405.87
Estimated Annual Expenses  $   193.95  $   254.76  $   261.28  $   267.97  $   274.83

CLASS B(2)                   YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------                 ----------  ----------  ----------  ----------  ----------
Annual Expense Ratio(1)          2.44%       2.44%       2.44%       1.69%       1.69%
Cumulative Return Before
   Expenses                     34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After
   Expenses                     16.98%      19.97%      23.04%      27.12%      31.32%
End of Year Balance        $11,697.86  $11,997.33  $12,304.46  $12,711.74  $13,132.50
Estimated Annual Expenses  $   281.87  $   289.08  $   296.48  $   211.39  $   218.38

CLASS C(2)                   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
----------                 ----------  ----------  ----------  ----------  ----------
Annual Expense Ratio(1)          1.91%       2.44%       2.44%       2.44%       2.44%
Cumulative Return Before
   Expenses                      5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After
   Expenses                      3.09%       5.73%       8.44%      11.21%      14.06%
End of Year Balance        $10,309.00  $10,572.91  $10,843.58  $11,121.17  $11,405.87
Estimated Annual Expenses  $   193.95  $   254.76  $   261.28  $   267.97  $   274.83

CLASS C(2)                   YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------                 ----------  ----------  ----------  ----------  ----------
Annual Expense Ratio(1)          2.44%       2.44%       2.44%       2.44%       2.44%
Cumulative Return Before
   Expenses                     34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After
   Expenses                     16.98%      19.97%      23.04%      26.19%      29.43%
End of Year Balance        $11,697.86  $11,997.33  $12,304.46  $12,619.46  $12,942.51
Estimated Annual Expenses  $   281.87  $   289.08  $   296.48  $   304.07  $   311.86

CLASS R                       YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5
-------                    ----------  ----------  ----------  ----------  ----------
Annual Expense Ratio(1)          1.41%       1.94%       1.94%       1.94%       1.94%
Cumulative Return Before
   Expenses                      5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After
   Expenses                      3.59%       6.76%      10.03%      13.39%      16.86%
End of Year Balance        $10,359.00  $10,675.99  $11,002.67  $11,339.35  $11,686.34
Estimated Annual Expenses  $   143.53  $   204.04  $   210.28  $   216.72  $   223.35

CLASS R                      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-------                    ----------  ----------  ----------  ----------  ----------
Annual Expense Ratio(1)          1.94%       1.94%       1.94%       1.94%       1.94%
Cumulative Return Before
   Expenses                     34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After
   Expenses                     20.44%      24.12%      27.92%      31.84%      35.87%
End of Year Balance        $12,043.94  $12,412.48  $12,792.30  $13,183.75  $13,587.17
Estimated Annual Expenses  $   230.18  $   237.23  $   244.49  $   251.97  $   259.68

CLASS Y                       YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5
-------                    ----------  ----------  ----------  ----------  ----------
Annual Expense Ratio(1)          0.91%       1.44%       1.44%       1.44%       1.44%
Cumulative Return Before
   Expenses                      5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After
   Expenses                      4.09%       7.80%      11.63%      15.61%      19.72%
End of Year Balance        $10,409.00  $10,779.56  $11,163.31  $11,560.73  $11,972.29
Estimated Annual Expenses  $    92.86  $   152.56  $   157.99  $   163.61  $   169.44

CLASS Y                      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-------                    ----------  ----------  ----------  ----------  ----------
Annual Expense Ratio(1)          1.44%       1.44%       1.44%       1.44%       1.44%
Cumulative Return Before
   Expenses                     34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After
   Expenses                     23.99%      28.40%      32.97%      37.70%      42.61%
End of Year Balance        $12,398.50  $12,839.89  $13,296.99  $13,770.36  $14,260.59
Estimated Annual Expenses  $   175.47  $   181.72  $   188.19  $   194.88  $   201.82

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted."

PROSPECTUS SUPPLEMENT DATED NOVEMBER 4, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INSTITUTIONAL CLASS SHARES OF THE FUND LISTED BELOW:

AIM BALANCED-RISK ALLOCATION FUND

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 1 and 2 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.

SHAREHOLDER FEES

                                                                    BALANCED-RISK
(fees paid directly from your investment)                             ALLOCATION
-----------------------------------------                           -------------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                                  None
Maximum Deferred Sales Charge (Load) (as a percentage of original
   purchase price or redemption proceeds, whichever is less)            None

ANNUAL FUND OPERATING EXPENSES(1)

                                                               BALANCED-RISK
(expenses that are deducted from fund assets)                  ALLOCATION(2)
---------------------------------------------                  -------------
Management Fee of the Fund and Subsidiary                           0.95%
Distribution and/or Service (12b-1) Fees                            None
Other Expenses
   Other Expenses of the Fund                                       0.13
   Other Expenses of the Subsidiary(3)                              0.01
Total Other Expenses                                                0.14
Acquired Fund Fees and Expenses of the Fund and Subsidary(4)        0.12
                                                                    ----
Total Annual Fund Operating Expenses                                1.21
Fee Waiver (5)                                                      0.30
                                                                    ----
Net Annual Fund Operating Expenses                                  0.91
                                                                    ----

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2)  Expenses are based on estimated amounts for the current fiscal year.

(3) Other Expenses of the Subsidiary generally include registration fees, legal costs, custodian fees and share expenses.

(4) Acquired Fund Fees and Expenses are not operating expenses of the fund or the Subsidiary directly, but are fees and expenses, including management fees, of the investment companies in which the fund or the Subsidiary invests. As a result, the Net Annual Fund Operating Expenses will exceed the expense limit below.

(5) The fund's advisor has contractually agreed, through at least November 4, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Institutional Class shares to 0.79%, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses were not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above; (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; (vi) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and
     (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The expense example assumes that you:

     (i)  invest $10,000 in the funds for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     Although your actual return and costs may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL CLASS SHARES   1 YEAR   3 YEARS
--------------------------   ------   -------
Balanced-Risk Allocation       $93     $354"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 2 and 3 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund's Institutional classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

BALANCED-RISK ALLOCATION
- INSTITUTIONAL CLASS        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------   ----------  ----------  ----------  ----------  ----------
Annual Expense Ratio(1)          0.91%       1.21%       1.21%       1.21%       1.21%
Cumulative Return Before
   Expenses                      5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative Return After
   Expenses                      4.09%       8.04%      12.13%      16.38%      20.79%
End of Year Balance        $10,409.00  $10,803.50  $11,212.95  $11,637.92  $12,079.00
Estimated Annual Expenses  $    92.86  $   128.34  $   133.20  $   138.25  $   143.49

BALANCED-RISK ALLOCATION
- INSTITUTIONAL CLASS        YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------   ----------  ----------  ----------  ----------  ----------
Annual Expense Ratio(1)          1.21%       1.21%       1.21%       1.21%       1.21%
Cumulative Return Before
   Expenses                     34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative Return After
   Expenses                     25.37%      30.12%      35.05%      40.17%      45.48%
End of Year Balance        $12,536.80  $13,011.94  $13,505.09  $14,016.94  $14,548.18
Estimated Annual Expenses  $   148.93  $   154.57  $   160.43  $   166.51  $   172.82

(1)  Your actual expenses may be higher or lower than those shown."